Fees Summary	Jul. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,540,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,593.67
Total Offset Amount	0.00
Net Fee	1,593.67
Narrative - Max Aggregate Offering Price	$ 11,540,000.00
Final Prospectus	true